Brandon J. Cage, Vice President and Managing Counsel
Protective Life Insurance Company
Brandon.Cage@protective.com
(205) 268-1889 direct
(205) 268-3597 fax

February 12, 2024

VIA E-MAIL AND EDGAR

SEC Staff
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 1 to the Registration Statement for Protective Aspirations Variable Annuity (File No. 333-261830) on Form N-4

Variable Annuity Separate Account A of Protective Life (File No. 811-08537)

Protective Life Insurance Company

Request for Selective Review

Dear SEC Staff, Division of Investment Management:

On behalf of Protective Life Insurance Company (the “Company”) and the Protective Variable Annuity Separate Account (“Separate Account”), attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 1 (“PEA 1”), on Form N-4. This PEA 1 relates to the Protective Aspirations Variable Annuity contract which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

The Company respectfully requests that the Staff afford PEA 1 selective review in accordance with Investment Company Act Release No. 13768 (February 15, 1984) and Securities Act Release No. 6510 (February 15, 1984).  This PEA 1 contains disclosure that modifies some content included in the prospectus which is substantially similar disclosure previously reviewed.

The Staff previously reviewed the prospectus disclosure changes contained in PEA 1, in connection with its review of the following filings:

  Pre-Effective Amendment No. 3 for Protective Aspirations Variable Annuity (“Aspirations”) (333-261830) filed on September 5, 2023, and Pre-Effective Amendment No. 2, filed on July 14, 2023.

The previous filings referenced above are collectively referred to as “Prior Filings.” For your convenience, we have also forwarded to you a marked copy of the rate sheet prospectus supplement and the prospectus from PEA 1 to reflect where disclosure was copied over from the Prior Filings.

The material differences from those in the Prior Filings are as follows:

  Added new disclosure to expand the investment allocation guidelines to allow contract value allocation pursuant to AIC (Allocation by Investment Category) categories once withdrawals under the rider commence.
  *    *    *

  If you have any questions or comments regarding PEA 1, or if there is anything that we can do to facilitate the Staff’s review, please call the undersigned at (205) 268-1889. As always, we greatly appreciate the Staff’s efforts in assisting the Company with this filing.

  Sincerely,

  /s/ Brandon J. Cage
  Brandon J. Cage
  Vice President and Managing Counsel